DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
RISK MANAGEMENT AND FINANCIAL INSTRUMENTS
The aggregate notional amount of the company’s derivative positions as at December 31, 2025 and 2024 is as follows:

AS AT DEC. 31 (MILLIONS)	Note	2025	2024
Foreign exchange	(a)	$63,725	$63,064
Interest rates	(b)	88,249	97,961
Equity derivatives	(c)	1,768	1,936

Commodity instruments	(d)
Energy (GWh)		190,308	173,523
Natural gas (MMBtu – 000’s)		253,553	110,828
The company held the following foreign exchange contracts with notional amounts as at December 31, 2025 and 2024:

	Notional Amount (U.S. Dollars)		Average Exchange Rate
(MILLIONS)	2025	2024	2025	2024
Foreign exchange contracts
Canadian dollars	$9,765	$7,878	0.74	0.74
British pounds	7,993	8,334	1.28	1.15
European Union euros	14,563	15,497	1.13	1.01
Australian dollars	4,390	5,228	0.66	0.66
Indian rupee[1]	5,737	7,280	90.95	88.12
Korean won[1]	1,597	1,002	1,411	1,380
Chinese yuan[1]	3,187	3,604	6.99	6.97
Japanese yen[1]	189	142	139.26	137.64
Colombian pesos[1]	1,413	2,463	4,748	4,541
Brazilian reais	1,787	1,981	0.21	0.19
Other currencies	1,406	763	Various	Various
Cross currency interest rate swaps
Canadian dollars	4,554	5,661	0.74	0.80
Chinese yuan[1]	1,321	825	7.25	7.17
Other currencies	1,207	346	Various	Various
Foreign exchange options
Canadian dollars	2,792	—	0.68	—
Indian rupee[1]	1,824	2,060	97.52	82.87
1.Average rate is quoted using USD as base currency.
The following table presents the change in fair values of the company’s derivative positions during the years ended December 31, 2025 and 2024, for derivatives that are fair valued through profit or loss, and derivatives that qualify for hedge accounting:

(MILLIONS)	Unrealized Gains During 2025	Unrealized Losses During 2025	Net Change During 2025	Net Change During 2024
Foreign exchange derivatives	$24	$(311)	$(287)	$236
Interest rate derivatives	177	(92)	85	(239)
Equity derivatives	386	—	386	500
Commodity derivatives	197	(87)	110	122
	$784	$(490)	$294	$619
The following table presents the notional amounts underlying the company’s derivative instruments by term to maturity as at December 31, 2025 and 2024, for derivatives that are classified as fair value through profit or loss, and derivatives that qualify for hedge accounting:

	2025				2024
AS AT DEC. 31 (MILLIONS)	<1 Year	1 to 5 Years	>5 Years	Total Notional Amount	Total Notional Amount
Fair value through profit or loss
Foreign exchange derivatives	$4,207	$2,641	$2,816	$9,664	$9,659
Interest rate derivatives	13,536	9,532	4,177	27,245	31,701
Equity derivatives	1,709	59	—	1,768	1,936
Commodity instruments
Energy (GWh)	4,968	14,622	25,819	45,409	41,997
Natural gas (MMBtu – 000’s)	104,724	—	—	104,724	41,746
Elected for hedge accounting
Foreign exchange derivatives	$20,966	$32,187	$908	$54,061	$53,405
Interest rate derivatives	21,267	32,066	7,671	61,004	66,260
Commodity instruments
Energy (GWh)	4,069	40,389	100,441	144,899	131,526
Natural gas (MMBtu – 000’s)	96,441	52,388	—	148,829	69,082

Disclosure of derivatives elected for hedge accounting
The following table classifies derivatives elected for hedge accounting during the years ended December 31, 2025 and 2024 as either cash flow hedges or net investment hedges. Changes in the fair value of the effective portion of the hedge are recorded in either other comprehensive income or net income, depending on the hedge classification, whereas changes in the fair value of the ineffective portion of the hedge are recorded in net income:

	2025			2024
FOR THE YEARS ENDED DEC. 31 (MILLIONS)	Notional	Effective Portion	Ineffective Portion	Notional	Effective Portion	Ineffective Portion
Cash flow hedges[1]	$65,377	$(1,148)	$(2)	$71,646	$(17)	$7
Net investment hedges	49,080	(2,946)	3	47,408	2,814	—
	$114,457	$(4,094)	$1	$119,054	$2,797	$7
1.Notional amount does not include 144,899 GWh and 148,829 MMBtu – 000’s – of commodity derivatives as at December 31, 2025 (2024 – 131,526 GWh, 69,082 MMBtu – 000’s).